Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies, Changes In Accounting Policies And Errors [Abstract]
Depreciation methods and estimated useful lives for other plant and equipment
The depreciation methods and estimated useful lives for other plant and equipment are as follows:

Classification	Method	Rate or period
Motor Vehicles	Diminishing balance	15%
Office Equipment	Diminishing balance	20%
Computer Hardware	Diminishing balance	30%
Furniture and Fixtures	Diminishing balance	10%
Leasehold Improvements	Straight-line over life of the lease	Various
Lease assets	Straight-line over the shorter of the useful life or the lease term	Various
Other Assets	Diminishing balance	Various

	Cost	Accumulated depletion	Net book value
Balance, December 31, 2018	$10,744,533	$(4,926,644)	$5,817,889
Capital expenditures	549,343	—	549,343
Property acquisitions	2,636	—	2,636
Transfers from exploration and evaluation assets (note 5)	16,204	—	16,204
Change in asset retirement obligations (note 10)	23,894	—	23,894
Divestitures	(2,069)	1,690	(379)
Property swaps	1,773	—	1,773
Impairment	—	(180,000)	(180,000)
Foreign currency translation	(208,017)	89,813	(118,204)
Depletion	—	(725,267)	(725,267)
Balance, December 31, 2019	$11,128,297	$(5,740,408)	$5,387,889
Capital expenditures	275,850	—	275,850
Transfers from exploration and evaluation assets (note 5)	8,585	—	8,585
Change in asset retirement obligations (note 10)	94,994	—	94,994
Property swaps	(1,190)	178	(1,012)
Impairments	—	(2,247,162)	(2,247,162)
Foreign currency translation	(82,860)	120,123	37,263
Depletion	—	(478,859)	(478,859)
Balance, December 31, 2020	$11,423,676	$(8,346,128)	$3,077,548